COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 8:-	COMMITMENTS:

a.
During the year ended December 31, 2020, the Company was party to a lease agreement with a related party for an annual fee of $33. As of December 31, 2020, the lease agreement with the related party was terminated.

On December 10, 2020, the Company entered into a new rental agreement with an un-related party for a period of twelve months starting on January 1, 2021, with an extension option for an additional twelve months, for an annual rental fee of $20. As of December 31, 2021, the agreement was terminated.

On July 26, 2021, the Company engaged in a new rental agreement for a period of twelve months starting on August 15, 2021. In August 2022, the company extended the lease for an additional 12 months up to August 2023. The company has an extension option for an additional twelve months subject to the Company's prior notice. The Company is not reasonably certain to exercise this extension option. The annual rent is $68.

b.
On November 13, 2020, and December 3, 2020, the Company entered into a Master Clinical Research Organization Agreement (the “First Agreement”) and a Master Clinical Trial Agreement (the “Second Agreement”) with Lotus Clinical Research (“Lotus”) as the Company's clinical research organization.

According to the agreements Lotus will serve as the clinical research organization for the Company's planned Phase 3 trials of PRF-110, which are expected to commence in March 2023 and to take place during the years 2023 - 2024. Under the First Agreement, the Company is obligated to pay an accumulated amount of approximately $2,907 based upon a milestone completion and under the Second Agreement an accumulated amount of approximately $7,107 based upon actual number of evaluable subjects.

During the fourth quarter of 2022 and throughout the first quarter of 2023 the company and the CRO negotiated the term of the first and the second agreements and mutually agreed to update the total milestone completion payment to $5,568 and to update the payment for the actual number of evaluable subject to $8,636.

As of December 31, 2022, and 2021, the Company accounted for the amounts of $1,728 as prepaid clinical trial expense and recorded $1,110 and $145 as clinical trials expenses in 2022 and 2021, respectively. No expenses were recorded in 2020.